Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Financial Assets And Liabilities Carried At Fair Value
Financial assets and liabilities carried at fair value are classified in the tables below in one of the three categories described above:

	December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Total
Financial Assets
Cash equivalents:
Money market funds	$135,209	$—	$—	$135,209
Total cash equivalents	135,209	—	—	135,209
Trading securities:
Equity securities — exchange traded funds	10,913	—	—	10,913
Total trading securities	10,913	—	—	10,913
Available-for-sale fixed income investments:
U.S. Treasuries	—	11,085	—	11,085
Corporate bonds	—	8,189	—	8,189
Agency mortgage-backed securities	—	1,050	—	1,050
Other	—	2,502	—	2,502
Total available-for-sale fixed income investments	—	22,826	—	22,826
Available-for-sale equity securities:
Biosciences industry	102	—	—	102
Total available-for-sale equity securities	102	—	—	102
Foreign exchange derivative assets	—	5,818	—	5,818
Interest rate swap derivative assets	—	36,647	—	36,647
Purchased cash convertible note hedge	—	636,300	—	636,300
Total assets at fair value	$146,224	$701,591	$—	$847,815

Financial Liabilities
Foreign exchange derivative liabilities	$—	$19,228	$—	$19,228
Interest rate swap derivative liabilities	—	9,823	—	9,823
Cash conversion feature of Cash Convertible Notes	—	636,300	—	636,300
Contingent consideration	—	—	379,197	379,197
Total liabilities at fair value	$—	$665,351	$379,197	$1,044,548

	December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Total
Financial Assets
Cash equivalents:
Money market funds	$152,331	$—	$—	$152,331
Total cash equivalents	152,331	—	—	152,331
Trading securities:
Equity securities — exchange traded funds	6,760	—	—	6,760
Total trading securities	6,760	—	—	6,760
Available-for-sale fixed income investments:
U.S. Treasuries	—	1,519	—	1,519
Corporate bonds	—	7,192	—	7,192
Agency mortgage-backed securities	—	12,346	—	12,346
Other	—	2,697	—	2,697
Total available-for-sale fixed income investments	—	23,754	—	23,754
Available-for-sale equity securities:
Biosciences industry	172	—	—	172
Total available-for-sale equity securities	172	—	—	172
Foreign exchange derivative assets	—	3,802	—	3,802
Interest rate swap derivative assets	—	29,773	—	29,773
Purchased cash convertible note hedge	—	460,000	—	460,000
Total assets at fair value	$159,263	$517,329	$—	$676,592

Financial Liabilities
Foreign exchange derivative liabilities	$—	$68,835	$—	$68,835
Interest rate swap derivative liabilities	—	658	—	658
Cash conversion feature of Cash Convertible Notes	—	460,000	—	460,000
Contingent consideration	—	—	341,000	341,000
Total liabilities at fair value	$—	$529,493	$341,000	$870,493

Schedule of Available-for-sale Securities Reconciliation
The amortized cost and estimated fair value of available-for-sale securities, included in prepaid expenses and other current assets, were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012
Debt securities	$21,276	$1,550	$—	$22,826
Equity securities	—	102	—	102
	$21,276	$1,652	$—	$22,928
December 31, 2011
Debt securities	$22,263	$1,561	$(70)	$23,754
Equity securities	—	172	—	172
	$22,263	$1,733	$(70)	$23,926

Maturities Of Available-For-Sale Debt Securities At Fair Value
Maturities of available-for-sale debt securities at fair value as of December 31, 2012, were as follows:

(In thousands)
Mature within one year	$4,555
Mature in one to five years	8,288
Mature in five years and later	9,983
$22,826

Designated as Hedging Instrument
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position at Fair Value
Fair Values of Derivative Instruments
Derivatives Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2012		December 31, 2011
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets	$36,647	Prepaid expenses and other current assets	$29,773
Total		$36,647		$29,773

	Liability Derivatives
	December 31, 2012		December 31, 2011
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Other current liabilities	$9,823	Other current liabilities	$658
Foreign currency forward contracts	Other current liabilities	15,863	Other current liabilities	57,075
Total		$25,686		$57,733

Not Designated as Hedging Instrument
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position at Fair Value
Fair Values of Derivative Instruments
Derivatives Not Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2012		December 31, 2011
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Prepaid expenses and other current assets	$5,818	Prepaid expenses and other current assets	$3,802
Purchased cash convertible note hedge	Other assets	636,300	Other assets	460,000
Total		$642,118		$463,802

	Liability Derivatives
	December 31, 2012		December 31, 2011
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Other current liabilities	$3,365	Other current liabilities	$11,760
Cash conversion feature of Cash Convertible Notes	Long-term debt	636,300	Long-term debt	460,000
Total		$639,665		$471,760

Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives Not Designated as Hedging Instruments

	Location of Gain or (Loss) Recognized in Earnings on Derivatives	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		Year Ended December 31,
(In thousands)		2012	2011	2010
Foreign currency forward contracts	Other income (expense), net	$(8,429)	$20,740	$(29,215)
Cash conversion feature of Cash Convertible Notes	Other income (expense), net	(176,300)	$12,400	$(61,800)
Purchased cash convertible note hedge	Other income (expense), net	176,300	$(12,400)	$61,800
Total		$(8,429)	$20,740	$(29,215)

Fair Value Hedging
Derivative [Line Items]
Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Fair Value Hedging Relationships

	Location of Gain Recognized in Earnings on Derivatives	Amount of Gain Recognized in Earnings on Derivatives
		Year Ended December 31,
(In thousands)		2012	2011	2010
Interest rate swaps	Interest expense	$19,562	$42,648	$—
Total		$19,562	$42,648	$—

	Location of Loss Recognized in Earnings on Hedged Items	Amount of Loss Recognized in Earnings on Hedging Items
		Year Ended December 31,
(In thousands)		2012	2011	2010
2018 Senior Notes	Interest expense	$(6,873)	$(29,773)	$—
Total		$(6,873)	$(29,773)	$—

Cash Flow Hedging
Derivative [Line Items]
Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Cash Flow Hedging Relationships

	Amount of Gain or (Loss) Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)
	Year Ended December 31,
(In thousands)	2012	2011	2010
Foreign currency forward contracts	$(25,536)	$(55,453)	$6,657
Interest rate swaps	(8,168)	15,836	23,030
Total	$(33,704)	$(39,617)	$29,687

	Location of Gain or (Loss) Reclassified from AOCE into Earnings (Effective Portion)	Amount of Gain or (Loss) Reclassified from AOCE into Earnings (Effective Portion)
		Year Ended December 31,
(In thousands)		2012	2011	2010
Foreign currency forward contracts	Net revenues	$(44,217)	$(5,492)	$2,301
Interest rate swaps	Interest expense	(2,386)	(15,719)	(53,499)
Total		$(46,603)	$(21,211)	$(51,198)

	Location of Gain Excluded from the Assessment of Hedge Effectiveness	Amount of Gain or (Loss) Excluded from the Assessment of Hedge Effectiveness
		Year Ended December 31,
(In thousands)		2012	2011	2010
Foreign currency forward contracts	Other income (expense), net	$58,024	$13,432	$(2,958)
Total		$58,024	$13,432	$(2,958)

Net Investment Hedging
Derivative [Line Items]
Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Net Investment Hedging Relationships

	Amount of Gain or (Loss) Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)
	Year Ended December 31,
(In thousands)	2012	2011	2010
Foreign currency borrowings	$—	$(11,596)	$42,236
Total	$—	$(11,596)	$42,236